Income Tax (Reconciliation of Income Tax Provision between US Statutory Rate and As Reported for Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at U.S. statutory rate	$ 1,589	$ 1,887	$ 988
Dividend received deduction	(82)	(82)	(66)
Tax-exempt income	(24)	(40)	(42)
Prior year tax (1)	558	11	29
Low income housing tax credits	(221)	(205)	(190)
Other tax credits	(68)	(66)	(44)
Foreign tax rate differential	(4)	0	2
Change in valuation allowance	(1)	0	(4)
Other, net	35	27	8
Provision for income tax expense (benefit)	$ 1,782	$ 1,532	$ 681